Taxes (Details) - Schedule of Tax Payable - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Tax Payable [Abstract]
VAT payable	$ 2,552	$ 487,744
Uncertain tax provision		1,066,949
Other tax	2,037	366
Tax payable, current	4,589	1,555,059
Uncertain tax provision	3,489,981
Tax payable, noncurrent	$ 3,489,981